Balance Sheet Components - Accrued Warranty Liability (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Product Warranties Disclosures [Abstract]
Balance at the beginning of the period	$ 1,702	$ 293	$ 736
Additions charge to cost of product revenue	3,808	2,578	341
Consumption	(2,252)	(1,169)	(784)
Balance at the end of the period	$ 3,258	$ 1,702	$ 293